Organization and Basis of Presentation (Details) - USD ($)		1 Months Ended
	Jan. 05, 2017	Oct. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split, description	1-for-35 reverse stock split
One-time expenses		$ 452,000